Secured Note Payable (Details Narrative) (10Q) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 27, 2018
Interest expense	$ 46	$ 86	$ 172	$ 302
Unsecured Promissory Note [Member]
Debt interest rate	11.00%		11.00%
Secured Note [Member]
Repayments of notes payable	$ 72		$ 216
Interest expense	20		67
Secured Promissory Note Agreement [Member] | Tech Capital, LLC [Member]
Principal amount of secured note payable					$ 1,187
Principal balance of line of credit	$ 986		$ 1,038
Debt interest rate	8.00%		8.00%
Maturity date	Apr. 01, 2023		Apr. 01, 2023
Debt instrument, maturity date, description	Principal and interest payments are due on the first day of each month commencing on May 1, 2018.		Principal and interest payments are due on the first day of each month commencing on May 1, 2018.
Debt issuance costs	$ 6		$ 6